FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2024
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES
NOTE 30. FAIR VALUE OF ASSETS AND LIABILITIES
The following table presents the carrying amount and the fair value of the assets and liabilities as of December 31, 2024 and 2023:

	Note	December 31, 2024		December 31, 2023
		Carrying amount	Fair Value	Carrying amount	Fair Value
In millions of COP
Assets
Debt instruments at fair value through profit or loss	5.1	23,035,281	23,035,281	12,096,407	12,096,407
Debt instruments at fair value through OCI	5.1	5,084,416	5,084,416	6,148,177	6,148,177
Debt instruments at amortized cost	5.1	8,404,878	8,403,740	6,848,082	6,840,867
Derivative financial instruments	5.2	2,938,142	2,938,142	6,252,270	6,252,270
Equity securities at fair value	5.1	1,011,310	1,011,310	543,210	543,210
Other financial instruments	5.1	34,385	34,385	38,319	38,319
Loans and advances to customers at amortized cost, net	6	263,274,170	269,345,583	237,728,544	238,771,724
Investment properties	9	5,580,109	5,580,109	4,709,911	4,709,911
Investments in associates(1)	8	1,830,884	1,830,884	1,670,782	1,670,782
Total		311,193,575	317,263,850	276,035,702	277,071,667
Liabilities
Deposits by customers	15	279,059,401	279,463,012	247,941,180	249,340,519
Interbank deposits	16	716,493	716,493	606,141	606,141
Repurchase agreements and other similar secured borrowing	16	1,060,472	1,060,472	470,295	470,295
Derivative financial instruments	5.2	2,679,643	2,679,643	6,710,364	6,710,364
Borrowings from other financial institutions	17	15,689,532	15,689,532	15,648,606	15,648,606
Preferred shares		584,204	407,174	584,204	394,550
Debt instruments in issue	18	11,275,216	11,389,498	14,663,576	14,468,650
Total		311,064,961	311,405,824	286,624,366	287,639,125
(1)It corresponds to investments in associates P.A. Viva Malls, P.A. Distrito Vera and Fideicomiso Locales Distrito Vera. For further information see Note 8. Investments in associates and joint ventures.

Fair value hierarchy
IFRS 13 establishes a fair value hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable, that reflects the significance of inputs adopted in the measurement process. In accordance with IFRS, the financial instruments are classified as follows:

Level 1: Observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets or liabilities. An active market is a market in which transactions for the asset or liability being measured take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. Level 2 generally includes: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain retained residual interests in securitizations, asset-backed securities (ABS) and highly structured or long-term derivative contracts where independent pricing information was not able to be obtained for a significant portion of the underlying assets.

Valuation process for fair value measurements

The valuation to fair value prices is performed using prices, methodologies and inputs provided by the official pricing services provider (Precia - Proveedor de Precios para Valoración S.A.) to the Bank.

All methodologies and procedures developed by the pricing services provider are supervised by the Financial Superintendence of Colombia, which has not objected to them.

Daily, the back-office Service Valuation Officer (SVO) verifies the valuation of investments, and the Credit and Financial Risk Manager area reports the results of the portfolio’s valuation.

Fair value measurement

Assets and liabilities

a. Debt instruments

The Bank assigns prices to those debt investments, using the prices provided by the official pricing services provider (Precia) and assigns the appropriate level according to the procedure described above. For securities not traded or over-the-counter such as certain bonds issued by other financial institutions, the Bank generally determines fair value utilizing internal valuation and standard techniques. These techniques include determination of expected future cash flows which are discounted using curves of the applicable currencies and the Colombian consumer price index (interest rate in this case), modified by the credit risk and liquidity risk. The interest rate is generally computed using observable market data and reference yield curves derived from quoted interest in appropriate time bandings, which match the timings of the cash flows and maturities of the instruments.

b. Equity securities and other financial instruments

The Bank performs the market price valuation of its investments in variable income using the prices provided by the official pricing services provider (Precia) and classifies those investments according to the procedure described above (Hierarchy of fair value section). Likewise, the fair value of unlisted equity securities and other financial instruments is based on an assessment of each individual investment using methodologies that include publicly-traded comparable derived by multiplying a key performance metric (e.g., earnings before interest, taxes, depreciation and amortization) of the portfolio company by the relevant valuation multiple observed for comparable companies, acquisition comparable, and if necessary considered, are subject to appropriate discounts for lack of liquidity or marketability. Interests in investment funds, trusts and collective portfolios are valued using the investment unit value determined by the fund management company. For investment funds where the underlying assets are investment properties, the investment unit value depends on the investment properties value, determined as described below in “i. Investment property”.

c. Derivative financial instruments

The Bank holds positions in standardized derivatives, such as futures over local stocks, and over the market representative rate. These instruments are evaluated according to the information provided by Precia, which perfectly matches the information provided by the Central Counterparty Clearing House – CCP.

Additionally, the Bank holds positions in Over The Counter (OTC) derivatives, which in the absence of prices, are valued using the inputs and methodologies provided by the pricing services provider, which have the no objection of the SFC.

The key inputs depend upon the type of derivative and the nature of the underlying instrument and include interest rate yield curves, foreign exchange rates, the spot price of the underlying volatility, credit curves and correlation of such inputs.

d. Credit valuation adjustment

The Bank measures the effects of the credit risk of its counterparties and its own creditworthiness in determining fair value of the swap, option and forward derivatives.
Counterparty credit-risk adjustments are applied to derivatives when the Bank’s position is a derivative asset and the Bank’s credit risk is incorporated when the position is a derivative liability. The Bank attempts to mitigate credit risk to third parties which are international banks by entering into master netting agreements. The agreements allow to offset or bring net amounts that are liabilities, derivates from transactions carried out by the different agreements. Master netting agreements take different forms and may allow payments to be made under a variety of other master agreements or other negotiation agreements between the same parties; some may have a monthly basis and others only apply at the time the agreements are terminated.

When assessing the impact of credit exposure, only the net counterparty exposure is considered at risk, due to the offsetting of certain same-counterparty positions and the application of cash and other collateral.

The Bank generally calculates the asset’s credit risk adjustment for derivatives transacted with international financial institutions by incorporating indicative credit related pricing that is generally observable in the market (Credit Default Swaps, “CDS”). The credit-risk adjustment for derivatives transacted with non-public counterparties is calculated by incorporating unobservable credit data derived from internal credit qualifications to the financial institutions and corporate companies located in each geography. The Bank also considers its own creditworthiness when determining the fair value of an instrument, including OTC derivative instruments if the Bank believes market participants would take that into account when transacting the respective instrument. The approach to measuring the impact of the Bank’s credit risk on an instrument transacted with international financial institutions is done using the asset swap curve calculated for subordinated bonds issued by the Bank in foreign currency. For derivatives transacted with local financial institutions, the Bank calculates the credit risk adjustment by incorporating credit risk data provided by rating agencies and released in the financial markets.

e. Impaired loans measured at fair value

The Bank measured certain impaired loans based on the fair value of the associated collateral less costs to sell. The fair values were determined as follows using external and internal valuation techniques or third party experts, depending on the type of underlying asset.

For vehicles under leasing arrangements, the Bank uses an internal valuation model based on price curves for each type of vehicle. Such curves show the expected price of the vehicle at different points in time based on the initial price and projection of economic variables such as inflation, devaluation and customs. The prices modelled in the curves are compared every six months with market information for the same or similar vehicles and in the case of significant deviation; the curve is adjusted to reflect the market conditions.

Other vehicles are measured using matrix pricing from a third party. This matrix is used by most of the market participants and is updated monthly. The matrix is developed from values provided by several price providers for identical or similar vehicles and considers brand, characteristics of the vehicles, and manufacturing date among other variables to determine the prices.

For real estate assets, a third-party qualified appraiser is used. The methodologies vary depending on the date of the last appraisal available for the property (the appraisal is estimated based on either of three approaches: cost, sales comparison and income approach, and is required every three years). When the property has been valued in the last 12 months and the market conditions have not shown significant changes, the most recent valuation is considered the fair value of the property.

For all other cases (for example, appraisals older than 12 months) the value of the property is updated by adjusting the value in the last appraisal for weighted factors such as location, type and characteristics of the property, size, structural conditions and the expected sales prices, among others. The factors are determined based on current market information gathered from several external real estate specialists. For all other cases (for example, appraisals older than 12 months) the value of the property is updated by adjusting the value in the last appraisal for weighted factors such as location, type and characteristics of the property, size, structural conditions and the expected sales prices, among others. The factors are determined based on current market information gathered from several external real estate specialists.

f. Assets held for sale measured at fair value less cost of sale
The Bank measures certain impaired foreclosed assets and premises and equipment held for sale based on fair value less costs to sell. The fair values were determined using external and internal valuation techniques, depending on the type of underlying asset. Those assets are comprised mainly of real estate properties for which the appraisal is conducted by experts considering factors such as the location, type and characteristics of the property, size, physical conditions and expected selling costs, among others. Likewise, in some cases the fair value is estimated considering comparable prices or promises of sale and offering prices from auctions process.

g. Mortgage-backed securities (“TIPS”) and Asset-Backed securities

The Bank invests in asset-backed securities for which underlying assets are mortgages and earnings under contracts issued by financial institutions and corporations, respectively. The Bank does not have a significant exposure to sub-prime securities. The asset-backed securities are denominated in local market TIPS and are classified as fair value through profit or loss. These asset-backed securities have different maturities and are generally classified by credit ratings.

TIPS are part of the Bank portfolio and its fair value is measured with published price by the official pricing services provider. These securities are leveled by margin and are assigned level 2 or 3 based on the Precia information.

Residual TIPS have their fair value measured using the discounted flow method, taking into account the amortization tables of the Titularizadora Colombiana, the betas in COP and UVR of Precia (used to construct the curves) and the margins; when they are residual TIPS of subordinated issues, a liquidity premium is applied. These securities are assigned level 3.

h. Investments in associates measured at fair value

The Bank recognizes its investments in P.A Viva Malls, P.A Distrito Vera and Fideicomiso Locales Distrito Vera as associates at fair value. The estimated amount is provided by the fund manager as the variation of the units according to the units owned by the FCP Fondo Inmobiliario Colombia. The associate’s assets are comprised of investment properties which are measured using the following techniques: comparable prices, discounted cash flows, replacement cost and direct capitalization. For further information about techniques methodologies and inputs used by the external party see “Quantitative Information about Level 3 Fair Value Measurements”.

i. Investment property

The Bank’s investment property is valued by external experts, who use valuation techniques based on comparable prices, direct capitalization, discounted cash flows and replacement costs.

Assets and liabilities measured at fair value on a recurring basis
The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2024 and 2023:

Financial Assets
Type of instrument	December 31, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Investment securities
Debt instruments at fair value through profit or loss
Securities issued by the Colombian Government	10,625,153	1,019,028	-	11,644,181	4,363,135	362,470	-	4,725,605
Securities issued or secured by government entities	-	118,760	-	118,760	-	84,990	-	84,990
Securities issued by other financial institutions	140,703	513,040	77,821	731,564	41,003	654,446	78,729	774,178
Securities issued by foreign governments	6,191,395	4,092,055	-	10,283,450	3,621,960	2,652,440	-	6,274,400
Corporate bonds	124,812	98,255	34,259	257,326	125,010	97,940	14,284	237,234
Total debt instruments at fair value through profit or loss	17,082,063	5,841,138	112,080	23,035,281	8,151,108	3,852,286	93,013	12,096,407
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	35,570	-	2,648,355	2,683,925	61,427	-	2,664,295	2,725,722
Securities issued by other financial institutions	119,479	107,614	49,744	276,837	224,049	149,257	-	373,306
Securities issued by foreign governments	368,736	1,115,810	-	1,484,546	1,675,193	762,803	-	2,437,996
Corporate bonds	60,922	747	577,439	639,108	63,475	547,678	-	611,153
Total debt instruments at fair value through OCI	584,707	1,224,171	3,275,538	5,084,416	2,024,144	1,459,738	2,664,295	6,148,177
Total debt instruments	17,666,770	7,065,309	3,387,618	28,119,697	10,175,252	5,312,024	2,757,308	18,244,584
Equity securities
Equity securities	31,086	262,351	717,873	1,011,310	89,128	69,400	384,682	543,210
Total equity securities	31,086	262,351	717,873	1,011,310	89,128	69,400	384,682	543,210
Other financial assets
Other financial assets	-	-	34,385	34,385	-	-	38,319	38,319
Total other financial assets	-	-	34,385	34,385	-	-	38,319	38,319
Derivative financial instruments
Forwards
Foreign exchange contracts	-	617,961	466,869	1,084,830	-	3,308,258	1,073,648	4,381,906
Equity contracts	-	298	51,347	51,645	-	152	2,863	3,015
Total forwards	-	618,259	518,216	1,136,475	-	3,308,410	1,076,511	4,384,921
Swaps
Foreign exchange contracts	-	1,200,777	262,479	1,463,256	-	1,066,915	237,422	1,304,337
Interest rate contracts	105,560	114,980	15,493	236,033	130,792	206,011	15,621	352,424
Total swaps	105,560	1,315,757	277,972	1,699,289	130,792	1,272,926	253,043	1,656,761
Options
Foreign exchange contracts	161	36,207	66,010	102,378	6	136,979	73,603	210,588
Total options	161	36,207	66,010	102,378	6	136,979	73,603	210,588
Total derivative financial instruments	105,721	1,970,223	862,198	2,938,142	130,798	4,718,315	1,403,157	6,252,270
Investment properties
Lands	-	-	499,833	499,833	-	-	325,394	325,394
Buildings	-	-	5,080,276	5,080,276	-	-	4,384,517	4,384,517
Total investment properties	-	-	5,580,109	5,580,109	-	-	4,709,911	4,709,911
Investment in associates at fair value
Investment in associates at fair value	-	-	1,830,884	1,830,884	-	-	1,670,782	1,670,782
Total investment in associates at fair value	-	-	1,830,884	1,830,884	-	-	1,670,782	1,670,782
Total	17,803,577	9,297,883	12,413,067	39,514,527	10,395,178	10,099,739	10,964,159	31,459,076

Financial liabilities
Type of instrument	December 31, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Derivative financial instruments
Forwards
Foreign exchange contracts	-	885,520	86,775	972,295	-	4,458,528	67,825	4,526,353
Equity contracts	-	89	1,278	1,367	-	8,629	1,852	10,481
Total forwards	-	885,609	88,053	973,662	-	4,467,157	69,677	4,536,834
Swaps
Foreign exchange contracts	-	1,264,593	67,838	1,332,431	-	1,388,113	102,973	1,491,086
Interest rate contracts	102,701	160,721	27,646	291,068	126,728	312,051	11,078	449,857
Total swaps	102,701	1,425,314	95,484	1,623,499	126,728	1,700,164	114,051	1,940,943
Options
Foreign exchange contracts	421	82,061	-	82,482	19	232,568	-	232,587
Total options	421	82,061	-	82,482	19	232,568	-	232,587
Total derivative financial instruments	103,122	2,392,984	183,537	2,679,643	126,747	6,399,889	183,728	6,710,364
Total	103,122	2,392,984	183,537	2,679,643	126,747	6,399,889	183,728	6,710,364
Fair value of assets and liabilities that are not measured at fair value in the Statement of Financial Position
The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are not measured at fair value in the Statement of Financial Position, but for which the fair value is disclosed at December 31, 2024 and December 31, 2023:

Assets
Type of instrument	December 31, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Debt instruments
Securities issued by the Colombian Government	156,209	-	-	156,209	67,514	-	-	67,514
Securities issued or secured by government entities	-	46,272	3,326,959	3,373,231	-	49,980	3,075,936	3,125,916
Securities issued by other financial institutions	284,281	57,091	250,508	591,880	209,178	280,662	55,112	544,952
Securities issued by foreign governments	412,579	227,076	-	639,655	150,695	377,560	-	528,255
Corporate bonds	1,050,588	14,017	2,578,160	3,642,765	774,624	12,620	1,786,986	2,574,230
Total – Debt instruments	1,903,657	344,456	6,155,627	8,403,740	1,202,011	720,822	4,918,034	6,840,867
Loans and advances to customers, net	-	-	269,345,583	269,345,583	-	-	238,771,724	238,771,724
Total	1,903,657	344,456	275,501,210	277,749,323	1,202,011	720,822	243,689,758	245,612,591

Liabilities
Type of instruments	December 31, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Deposits by customers	-	60,894,992	218,568,020	279,463,012	-	60,236,355	189,104,164	249,340,519
Interbank deposits	-	-	716,493	716,493	-	-	606,141	606,141
Repurchase agreements and other similar secured borrowing	-	-	1,060,472	1,060,472	-	-	470,295	470,295
Borrowings from other financial institutions	-	-	15,689,532	15,689,532	-	-	15,648,606	15,648,606
Debt instruments in issue	5,811,412	2,669,991	2,908,095	11,389,498	8,021,700	4,025,322	2,421,628	14,468,650
Preferred shares	-	-	407,174	407,174	-	-	394,550	394,550
Total	5,811,412	63,564,983	239,349,786	308,726,181	8,021,700	64,261,677	208,645,384	280,928,761

IFRS requires entities to disclose the fair value of financial instruments, both assets and liabilities recognized and not recognized in the statement of financial position, for which it is practicable to estimate fair value. Certain categories of assets and liabilities, however, are not eligible for fair value accounting. The financial instruments below are not measured at fair value on a recurring and nonrecurring basis:

Short-term financial instruments

Short-term financial instruments are valued at their carrying amounts included in the consolidated statement of financial position, which are reasonable estimates of fair value due to the relatively short period to maturity of the instruments. This approach was used for cash and cash equivalents, accrued interest receivable, customers’ acceptances, accounts receivable, accounts payable, accrued interest payable and bank acceptances outstanding.

Deposits from customers

The fair value of time deposits was estimated based on the discounted value of cash flows using the appropriate discount rate for the applicable maturity. Fair value of deposits with no contractual maturities represents the amount payable on demand as of the statement of financial position date.

Interbank deposits and repurchase agreements and other similar secured borrowings

Short-term interbank borrowings and repurchase agreements have been valued at their carrying amounts because of their relatively short-term nature. Long-term and domestic development bank borrowings have also been valued at their carrying amount because they bear interest at variable rates.

Borrowings from other financial institutions

The fair value of borrowings from other financial institutions were determined using discounted cash flow models. The cash flows projection of capital and interest was made according to the contractual terms, considering capital amortization and interest bearing. Subsequently, the cash flows were discounted using reference curves formed by the weighted average of the Bank’s deposit rates.

Debt instruments in issue

The fair value of debt instruments in issue, comprised of bonds issued by Bancolombia S.A. and its subsidiaries, was estimated substantially based on quoted market prices. The fair value of certain bonds which do not have a public trading market, were determined based on the discounted value of cash flows using the rates currently offered for bonds of similar remaining maturities and the Bank’s creditworthiness.

Preferred shares

In the valuation of the liability component of preferred shares related to the minimum dividend of 1% of the subscription price, the Bank uses the Gordon Model to price the obligation, taking into account its own credit risk, which is measured using the market spread based on observable inputs such as quoted prices of sovereign debt. The Gordon Model is commonly used to determine the intrinsic value of a stock based on a future series of dividends that are estimated by the Bank and growth at a constant rate considering the Bank’s own perspectives of the payout ratio.

Loans and advances to customers

Estimating the fair value of loans and advances to customers is considered an area of considerable uncertainty as there is no observable market. The loan portfolio is stratified into tranches and loans segments such as commercial, consumer, small business loans, mortgage and leasing. The fair value of loans and advances to customers and financial institutions is determined using a discounted cash flow methodology, considering each credit’s principal and interest projected cash flows to the prepayment date. The projected cash flows are discounted using reference curves according to the type of loan and its maturity date.

Items measured at fair value on a non-recurring basis

The Bank measures assets held for sale based on fair value less costs to sell. This category includes certain foreclosed assets and investments in associates held for sale. The fair values were determined using external and internal valuation techniques or third party experts, depending on the type of underlying asset. The following breakdown sets forth the fair value hierarchy of those assets classified by type:

	December 31, 2024				December 31, 2023
Type of instruments	Fair-value hierarchy			Total fair value	Fair-value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Machinery and equipment	-	-	10,085	10,085	-	-	11,702	11,702
Real estate for residential purposes	-	-	133,863	133,863	-	-	117,476	117,476
Real estate different from residential properties	-	-	29,794	29,794	-	-	30,273	30,273
Total	-	-	173,742	173,742	-	-	159,451	159,451
Changes in level 3 fair-value category
The table below presents reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs at December 31, 2024 and 2023:
As of December 31, 2024

Type of instruments	Balance, January 1, 2024	Included in earnings	OCI	Purchases	Settlement	Reclassifications(1)	Prepaids	Transfers in to level 3	Transfers out of level 3	Balance, December 31, 2024
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	78,729	2,042	-	14,696	(12,157)	-	(3,117)	3,195	(5,567)	77,821
Corporate bonds	14,284	538	-	2,994	-	-	-	16,443	-	34,259
Total	93,013	2,580	-	17,690	(12,157)	-	(3,117)	19,638	(5,567)	112,080
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	2,664,295	-	157,708	2,490,647	(2,664,295)	-	-	-	-	2,648,355
Securities issued or secured by other financial entities	-	-	(272)	50,016	-	-	-	-	-	49,744
Corporate bonds	-	-	1,892	71,517	-	-	-	504,030	-	577,439
Total	2,664,295	-	159,328	2,612,180	(2,664,295)	-	-	504,030	-	3,275,538
Derivative financial instruments
Foreign exchange contracts	1,384,673	(45,870)	-	592,047	(1,193,801)	(11,487)	-	155,582	(85,786)	795,358
Interest rate contracts	15,621	(2,591)	-	6,910	(3,606)	(138)	-	3,909	(4,612)	15,493
Equity contracts	2,863	-	-	51,347	(2,863)	-	-	-	-	51,347
Total	1,403,157	(48,461)	-	650,304	(1,200,270)	(11,625)	-	159,491	(90,398)	862,198
Equity securities
Equity securities	384,682	48,562	50,303	261,301	(26,973)	-	-	-	(2)	717,873
Total	384,682	48,562	50,303	261,301	(26,973)	-	-	-	(2)	717,873
Other financial instruments
Other financial instruments	38,319	(5,646)	-	1,712	-	-	-	-	-	34,385
Total	38,319	(5,646)	-	1,712	-	-	-	-	-	34,385
Investment in associates
P.A. Viva Malls	1,661,679	155,824	-	-	-	-	-	-	-	1,817,503
P.A. Distrito Vera	9,103	(401)	-	5,186	(563)	-	-	-	-	13,325
Fideicomiso Locales Distrito Vera	-	(5)	-	61	-	-	-	-	-	56
Total	1,670,782	155,418	-	5,247	(563)	-	-	-	-	1,830,884
Total Assets	6,254,248	152,453	209,631	3,548,434	(3,904,258)	(11,625)	(3,117)	683,159	(95,967)	6,832,958
Liabilities
Derivative financial instruments
Foreign exchange contracts	170,798	48,127	-	114,156	(95,051)	(11,487)	-	3,194	(75,124)	154,613
Interest rate contracts	11,078	(50)	-	206	(4,595)	(138)	-	27,432	(6,287)	27,646
Equity contracts	1,852	-	-	1,278	(1,852)	-	-	-	-	1,278
Total	183,728	48,077	-	115,640	(101,498)	(11,625)	-	30,626	(81,411)	183,537
Total liabilities	183,728	48,077	-	115,640	(101,498)	(11,625)	-	30,626	(81,411)	183,537
(1)From derivative assets to derivative liabilities classified in level 3 and vice versa.
As of December 31, 2023

Type of instruments	Balance, January 1, 2023	Included in earnings	OCI	Purchases	Settlement	Reclassifications(1)	Prepaids	Transfers in to level 3	Transfers out of level 3	Balance, December 31, 2023
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued by the Colombian Government	-	(4,150)	-	4,150	-	-	-	-	-	-
Securities issued or secured by other financial entities	81,389	12,869	-	2,639	(12,767)	-	(9,613)	4,212	-	78,729
Corporate bonds	-	-	-	-	-	-	-	14,284	-	14,284
Total	81,389	8,719	-	6,789	(12,767)	-	(9,613)	18,496	-	93,013
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	-	-	173,648	2,490,647	-	-	-	-	-	2,664,295
Total	-	-	173,648	2,490,647	-	-	-	-	-	2,664,295
Derivative financial instruments
Foreign exchange contracts	1,163,336	(60,699)	-	1,295,089	(812,275)	(13,559)	-	46,459	(233,678)	1,384,673
Interest rate contracts	29,170	(10,694)	-	6,957	(4,593)	(38)	-	525	(5,706)	15,621
Equity contracts	105	-	-	2,863	(105)	-	-	-	-	2,863
Total	1,192,611	(71,393)	-	1,304,909	(816,973)	(13,597)	-	46,984	(239,384)	1,403,157
Equity securities
Equity securities	462,253	(3,577)	(8,087)	6,740	(72,647)	-	-	-	-	384,682
Total	462,253	(3,577)	(8,087)	6,740	(72,647)	-	-	-	-	384,682
Other financial instruments
Other financial instruments	42,171	(13,746)	-	9,894	-	-	-	-	-	38,319
Total	42,171	(13,746)	-	9,894	-	-	-	-	-	38,319
Investment in associates
P.A. Viva Malls	1,530,459	128,028	-	3,192	-	-	-	-	-	1,661,679
P.A. Distrito Vera	1,697	1,179	-	6,227	-	-	-	-	-	9,103
Total	1,532,156	129,207	-	9,419	-	-	-	-	-	1,670,782
Total Assets	3,310,580	49,210	165,561	3,828,398	(902,387)	(13,597)	(9,613)	65,480	(239,384)	6,254,248
Liabilities
Derivative financial instruments
Foreign exchange contracts	348,027	15,346	-	164,179	(329,858)	(13,559)	-	4,330	(17,667)	170,798
Interest rate contracts	51,662	(6,297)	-	3,628	(41,002)	(38)	-	3,734	(609)	11,078
Equity contracts	-	-	-	1,852	-	-	-	-	-	1,852
Total	399,689	9,049	-	169,659	(370,860)	(13,597)	-	8,064	(18,276)	183,728
Total liabilities	399,689	9,049	-	169,659	(370,860)	(13,597)	-	8,064	(18,276)	183,728
(1)From derivative assets to derivative liabilities classified in level 3 and vice versa.

Level 3 fair value rollforward
The following were the significant level 3 transfers at December 31, 2024 and 2023:
As of December 31, 2024 and 2023, net transfers in Bancolombia S.A. for COP 8,987 and COP 257,660, respectively, from level 3 to level 2 of derivatives foreign exchange contracts and interest rate contracts, it was presented due to the transfer of the credit risk of the counterparty to the own credit risk. As of December 31, 2024, net transfers for COP 128,865, from level 2 to level 3 of the derivative foreign exchange contracts and interest rate contracts, it was presented due to the transfer of the credit risk from the Bank to the credit risk of the counterparty.
As of December 31, 2024, there are corporate bonds of debt instruments at fair value through OCI for COP 577,439. Additionally, there is a transfer from level 2 to level 3 of debt instruments of corporate bonds for COP 504,030.

As of December 31, 2024 and 2023, unrealized gains and losses on debt instruments were COP 2,580 and COP 8,719; equity securities COP 48,562 and COP (3,577), respectively.
Transfers between level 1 and level 2 of the fair value hierarchy
The table below presents the transfers for all assets and liabilities measured at fair value on a recurring basis between level 1 and level 2 as of December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
Type of instruments	Transfers level 1 to level 2	Transfers level 2 to level 1	Transfers level 1 to level 2	Transfers level 2 to level 1
In millions of COP
Debt instruments at fair value though profit or loss
Securities issued by the Colombian Government	202,779	-	-	-
Securities issued or secured by foreign government	26,866	929	1,712	-
Securities issued or secured by government entities	-	-	13,619	-
Corporate bonds	-	-	-	8,397
Securities issued or secured by other financial entities	-	-	1,848	-
Total	229,645	929	17,179	8,397
Debt instruments at fair value through OCI
Securities issued or secured by foreign government	467,133	137,884	572,800	-
Securities issued or secured by other financial entities	-	-	64,944	-
Corporate bonds	-	-	-	95,572
Total	467,133	137,884	637,744	95,572
Equity securities
Equity securities	63,827	-	13,740	7
Total	63,827	-	13,740	7
During 2024, the Bank transferred securities from level 1 to level 2, because such securities decreased in liquidity and were traded less frequently in an active market.

All transfers are assumed to occur at the end of the reporting period.

Quantitative information about level 3 fair value measurements

The fair value of financial instruments is, in certain circumstances, measured using valuation techniques that incorporate assumptions that are not evidenced by prices from observable market transactions in the same instrument and are not based on observable market data. Changing one or more of the inputs to the valuation models to reasonably possible alternative assumptions would change the fair values and therefore a valuation adjustment would be recognized in profit or loss. Favorable and unfavorable changes are determined on the basis of changes in the value of the instrument as a result of varying the levels of the unobservable input as described in the table below.

The following table sets forth information about significant unobservable inputs related to the Bank’s material categories of level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions.
As of December 31, 2024

Type of instruments	Fair Value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
In millions of COP
Debt instruments
Securities issued by other financial institutions
			Yield	0.14% to 10.66%	3.61%	61,474	65,164
TIPS	63,280	Discounted cash flow	Prepayment Speed	n/a	n/a	65,081	n/a
			Prepayment Speed	n/a	n/a	60,732	n/a
Other bonds	62,558	Discounted cash flow	Interest rate	0.10% to 1.12%	0.94%	61,003	64,177
Time deposits	1,727	Discounted cash flow	Yield / Interest rate	0.91% to 6.40%	3.36%	1,441	1,772
Total securities issued by other financial institutions	127,565
Securities issued by the Colombian Government
Bonds by government entities	2,648,355	Discounted cash flow	Yield	1.18% to 1.18%	1.18%	2,639,349	2,660,301
Corporate bonds
Corporate bonds	611,698	Discounted cash flow	Yield	0.00% to 5.25%	0.98%	573,929	647,264
Total debt instruments	3,387,618
Equity securities
Equity securities	717,873	Price-based	Price	n/a	n/a	n/a	n/a
Other financial instruments
Other financial instruments	34,385	Internal valuation methodology	Internal valuation methodology	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	430,163	Discounted cash flow	Credit spread / Yield	0.00% to 20.80%	7.05%	429,581	430,753
Swaps	182,488	Discounted cash flow	Credit spread	0.00% to 56.14%	4.03%	166,650	204,677
Options	66,010	Discounted cash flow	Credit spread	0.12% to 34.75%	0.50%	65,512	66,242
Total derivative financial instruments	678,661
Investment in associates
P.A. Viva Malls	1,817,503	Price-based	Price	n/a	n/a	n/a	n/a
P.A. Distrito Vera	13,325	Price-based	Price	n/a	n/a	n/a	n/a
Fideicomiso Locales Distrito Vera	56	Price-based	Price	n/a	n/a	n/a	n/a
Total investment in associates	1,830,884
As of December 31, 2023

Type of instruments	Fair Value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
In millions of COP
Debt instruments
Securities issued by other financial institutions
			Yield	2.06% to 10.73%	5.48%	70,982	75,852
TIPS	74,087	Discounted cash flow	Prepayment Speed	n/a	n/a	78,953	n/a
			Prepayment Speed	n/a	n/a	73,271	n/a
Time deposits	4,642	Discounted cash flow	Yield / Interest rate	2.15% to 5.70%	3.78%	4,277	4,701
Total securities issued by other financial institutions	78,729
Securities issued by the Colombian Government
Bonds by government entities	2,664,295	Discounted cash flow	Yield	0.00% to 1.18%	1.17%	2,658,010	2,679,372
Corporate bonds
Corporate bonds	14,284	Discounted cash flow	Yield	3.49% to 3.49%	3.49%	13,700	14,912
Total debt instruments	2,757,308
Equity securities
Equity securities	384,682	Price-based	Price	n/a	n/a	n/a	n/a
Other financial instruments
Other financial instruments	38,319	Internal valuation methodology	Internal valuation methodology	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	1,006,834	Discounted cash flow	Credit spread / Yield	0.00% to 50.58%	7.22%	1,004,399	1,009,283
Swaps	138,992	Discounted cash flow	Credit spread	0.00% to 63.39%	5.86%	139,451	138,577
Options	73,603	Discounted cash flow	Credit spread	0.13% to 33.77%	0.57%	73,048	73,870
Total derivative financial instruments	1,219,429
Investment in associates
P.A. Viva Malls	1,661,679	Price-based	Price	n/a	n/a	n/a	n/a
P.A. Distrito Vera	9,103	Price-based	Price	n/a	n/a	n/a	n/a
Total investment in associates	1,670,782
The following table sets forth information about valuation techniques used in the measurement of the fair value investment properties of the Bank, the significant unobservable inputs and the respective sensitivity:

Methodology	Valuation technique	Significant unobservable input	Description of sensitivity
Sales Comparison Approach - SCA
The fair value assessment is based on the examination of prices at which similar properties in the same area recently sold. Since no two properties are identical the measurement valuation must take into account adjustments for the differences between the sold properties and those held by the Bank to earn rentals or for capital appreciation.
Comparable prices
The weighted average rates used in the capitalization methodology for revenues in the last quarter for 2024 are:
•Direct capitalization: initial rate 8.13%.
•Discounted cash flow: discount rate: 12.27%, terminal rate: 8.29%.
The same weighted rates for the last quarter of 2023 were:
•Direct capitalization: initial rate 8.07%
•Discounted cash flow: discount rate: 12.44%, terminal rate: 8.25%.
The ratio between monthly gross income and real estate value directly administered by the FIC (rental rate) considering the differences in placements and individual factors between properties and in a weighted way in the last quarter of 2024 are 0.88% and for December 31, 2023 was 0.82%.

An increase (light, normal, considerable, significant) in the capitalization rate used would generate a decrease (significant, considerable, normal, light) in the fair value of the asset, and vice versa.
An increase (light, normal, considerable, significant) in the leases used in the valuation would generate a (significant, light, considerable) increase in the fair value of the asset, and vice versa.

Income Approach Used to estimate the fair value of the property by taking future net cash flows and discounting them at the capitalization rate.	Direct capitalization Discounted cash flows
Cost approach
Used to estimate the fair value of the property considering the cost to replace or build a property at the same or equal conditions of the asset to be measured, deducting the accumulated depreciation charge and adding-up the amount of the land.
Replacement cost
There has been no change to the valuation technique during the year 2024 for each asset.